Payables and Other Current Liabilities - Composition of Other Payables (Details) - EUR (€) € in Millions	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Accrued employee benefits	€ 621		€ 608
Other non-financial non-trade payables	555		480
Total	€ 1,176	€ 1,088	€ 1,088